5. STOCK-BASED COMPENSATION (Details 2) (USD $)	6 Months Ended
Dec. 31, 2012
Range of Exercise Prices	0.27 - 20.75
Number of Shares Underlying Stock Options Outstanding	392,587
Weighted average contractual term	7 years 7 months 24 days
Weighted average exercise price	$ 4.56
Exercisable Number of Shares Related to Stock Options Outstanding	166,921
Option 1
Range of Exercise Prices	1.2
Number of Shares Underlying Stock Options Outstanding	207,800
Weighted average contractual term	9 years 1 month 28 days
Weighted average exercise price	$ 1.2
Exercisable Number of Shares Related to Stock Options Outstanding	32,800
Option 2
Range of Exercise Prices	0.55
Number of Shares Underlying Stock Options Outstanding	51,000
Weighted average contractual term	9 years 1 month 9 days
Weighted average exercise price	$ 0.55
Exercisable Number of Shares Related to Stock Options Outstanding	20,334
Option 3
Range of Exercise Prices	0.27
Number of Shares Underlying Stock Options Outstanding	40,000
Weighted average contractual term	8 years 6 months 15 days
Weighted average exercise price	$ 0.27
Exercisable Number of Shares Related to Stock Options Outstanding	20,000
Option 4
Range of Exercise Prices	1.35
Number of Shares Underlying Stock Options Outstanding	1,200
Weighted average contractual term	6 years 10 months 24 days
Weighted average exercise price	$ 1.35
Exercisable Number of Shares Related to Stock Options Outstanding	1,200
Option 5
Range of Exercise Prices	1.25
Number of Shares Underlying Stock Options Outstanding	1,200
Weighted average contractual term	5 years 10 months 24 days
Weighted average exercise price	$ 1.25
Exercisable Number of Shares Related to Stock Options Outstanding	1,200
Option 6
Range of Exercise Prices	6.25
Number of Shares Underlying Stock Options Outstanding	1,600
Weighted average contractual term	3 years 10 months 28 days
Weighted average exercise price	$ 6.25
Exercisable Number of Shares Related to Stock Options Outstanding	1,600
Option 7
Range of Exercise Prices	7.75
Number of Shares Underlying Stock Options Outstanding	1,200
Weighted average contractual term	4 years 10 months 28 days
Weighted average exercise price	$ 7.75
Exercisable Number of Shares Related to Stock Options Outstanding	1,200
Option 8
Range of Exercise Prices	11.5
Number of Shares Underlying Stock Options Outstanding	800
Weighted average contractual term	2 years 10 months 28 days
Weighted average exercise price	$ 11.5
Exercisable Number of Shares Related to Stock Options Outstanding	800
Option 9
Range of Exercise Prices	13.75
Number of Shares Underlying Stock Options Outstanding	50,427
Weighted average contractual term	3 years 4 months 10 days
Weighted average exercise price	$ 13.75
Exercisable Number of Shares Related to Stock Options Outstanding	50,427
Option 10
Range of Exercise Prices	20.75
Number of Shares Underlying Stock Options Outstanding	37,360
Weighted average contractual term	2 years 5 months 16 days
Weighted average exercise price	$ 20.75
Exercisable Number of Shares Related to Stock Options Outstanding	37,360